Financial Instruments - Summary of Fair Value of Derivative Financial Instruments at Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	$ 64	$ 57
Investments in strategic equity securities	3	5
Other investments at fair value through earnings	1	3
Total derivative financial assets	68	65
Liabilities measured at fair value Derivative instruments	15	2
Level 1 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Investments in strategic equity securities	3	5
Total derivative financial assets	3	5
Level 2 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	64	57
Other investments at fair value through earnings	1	3
Total derivative financial assets	65	60
Liabilities measured at fair value Derivative instruments	$ 15	$ 2